INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases	The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2019 and December 31, 2018:

(in thousands of $)	June 30, 2019	December 31, 2018
Total minimum lease payments to be received	1,142,619	1,173,152
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(69,190)	(74,077)
Net minimum lease payments receivable	1,073,429	1,099,075
Estimated residual values of leased property (un-guaranteed)	192,080	180,080
Less: unearned income	(455,658)	(476,996)
Total investment in direct financing and sales-type leases	809,851	802,159

Current portion	43,807	39,804
Long-term portion	766,044	762,355
Total investment in direct financing and sales-type leases	809,851	802,159